June 10, 2015

BNY MELLON FUNDS TRUST

BNY Mellon Large Cap Market Opportunities Fund

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund

BNY Mellon Mid Cap Multi-Strategy Fund

BNY Mellon Small Cap Multi-Strategy Fund

BNY Mellon Small/Mid Cap Multi-Strategy Fund

Supplement to Prospectus
dated December 31, 2014

Effective July 1, 2015, the following information supersedes any contrary information contained in the sections of the Fund's prospectus entitled "Fund Summary - BNY Mellon Large Cap Market Opportunities Fund - Portfolio Management," "Fund Summary - BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund - Portfolio Management," "Fund Summary - BNY Mellon Mid Cap Multi-Strategy Fund - Portfolio Management," "Fund Summary - BNY Mellon Small Cap Multi-Strategy Fund - Portfolio Management" and "Fund Summary - BNY Mellon Small/Mid Cap Multi Strategy Fund - Portfolio Management":

Jeffrey M. Mortimer is the fund's primary portfolio manager responsible for investment allocation decisions, a position he has held since July 2015.  He is Director of Investment Strategy for BNY Mellon Wealth Management and also is an employee of The Dreyfus Corporation and manages the fund as an employee of The Dreyfus Corporation.

Effective July 1, 2015, the following information supersedes any contrary information contained in the sections of the Fund's prospectus entitled "Fund Details –Biographical Information":

Jeffrey M. Mortimer has been a primary portfolio manager of BNY Mellon Asset Allocation Fund responsible for investment allocation decisions since March 2013 and of BNY Mellon Large Cap Market Opportunities Fund, BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund, BNY Mellon Mid Cap Multi-Strategy Fund, BNY Mellon Small Cap Multi-Strategy Fund and BNY Mellon Small/Mid Cap Multi-Strategy Fund responsible for investment allocation decisions since July 2015. Mr. Mortimer is Director of Investment Strategy for BNY Mellon Wealth Management and has been employed by The Bank of New York Mellon since June 2012. He has been employed by The Dreyfus Corporation since March 2013. Prior to joining The Bank of New York Mellon, Mr. Mortimer was a partner at Bainco International Investors from September 2010 to May 2012. He also held various positions in financial management with Charles Schwab Investment Management from October 1997 to July 2010.